Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net loss	$ (11,946,078)	$ (2,861,435)	$ (5,447,145)
Adjustments to reconcile net loss to net cash used in operating activities:
Periodic pension costs	47,183	(4,258)	20,085
Depreciation expense	10,050
Provision of doubtful accounts	77,714
Amortization of debt discounts	41,611	72,188	755,555
Loss on conversion of debt			364,950
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(188,954)	(3,477)	(16,038)
Other receivables, net - related parties	(21,804)	(13,482)	1,000
Accounts payable	(2,269,460)	1,497,123	1,378,545
Interest payable	(313,342)	137,826	67,159
Deferred revenues			2,499,969
Other accrued liabilities	(372,964)	446,129	185,911
Net cash used in operating activities	(14,936,044)	(729,386)	(190,009)
Investing Activities:
Purchases of property and equipment	(39,560)
Net cash used in investing activities	(39,560)
Cash Flows From Financing Activities:
Proceeds from the issuance of common shares in initial public offering, net	11,001,569
Proceeds from the issuance of warrants	6,742,638
Exercise of warrants	1,149,550
Proceeds from bridge loan	108,610
Payment on Swiss government loan	(277,537)
Payment on second credit facility	(150,000)
Payment on convertible loans	(420,020)
Payment on convertible loans – related party	(111,730)
Payment on bridge loan	(670,380)
Payment of shareholder loans	(583,443)
Proceeds from the issuance of common shares in equity transactions, net	3,548,582
Proceeds from convertible loans		249,306	154,890
Proceeds from convertible loan – related party		113,130
Proceeds from Swiss government loan		262,137
Proceeds from Bridge loan		565,650
Proceeds from convertible promissory notes – related parties			512,800
Deferred offering costs		(686,701)	(260,211)
Net cash provided by financing activities	20,337,839	503,522	407,479
Effect of exchange rate on cash and cash equivalents	(24,744)	99,308	(3,881)
Change in cash and cash equivalents	5,337,491	(126,556)	213,589
Cash and cash equivalents at the beginning of period	93,711	220,267	6,678
Cash and cash equivalents at the end of period	5,431,202	93,711	220,267
Supplemental disclosure of non-cash investing and financing activities:
Cash paid for interest	339,932
Deferred financing costs transferred to additional paid in capital	946,912
Issuance of common shares to consultant for payment of expenses	50,000
Issuance of common shares to Yorkville for partial payment of commitment fees	59,455
Debt discount on convertible loans		39,496
Debt discount on convertible loan – related party		$ 30,030
Issuance of common shares for settlement of related party credit facilities			8,023,200
Debt discount on related party loans			8,540
Proceeds from convertible loans in transit			$ 61,956